Share capital (Details) - Equity Option [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Statement [Line Items]
Number of outstanding balance, Beginning | shares	6,080,000
Granted | shares	100,000
Expired / Cancelled | shares	(580,000)
Number of outstanding balance, Ending | shares	5,600,000
Options exercisable | shares	5,600,000
Weighted average exercise price, Beginning | $ / shares	$ 1.76
Weighted average exercise price, Granted | $ / shares	0.30
Weighted average exercise price, Expired / Cancelled | $ / shares	1.33
Weighted average exercise price, Ending | $ / shares	1.78
Weighted average exercise price, Options exercisable | $ / shares	$ 1.78
Weighted average remaining contractual life (in years), Beginning	2 years 11 months 1 day
Weighted average remaining contractual life (in years), Ending	1 year 11 months 8 days
Weighted average remaining contractual life options exercisable (in years)	1 year 11 months 8 days